Income Taxes (Details 1) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 24, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2017	Sep. 24, 2016	Sep. 26, 2015	Sep. 26, 2015
Income tax expense	$ 184	$ 86	$ (32)	$ (51)	$ 307	$ (58)	$ (203)	$ (86)	$ (184)	$ (307)		$ (631)
Mainland Europe
Income tax expense									130	290	$ 395
South America
Income tax expense									47	17	73
UK
Income tax expense									$ 7		$ 163